Basis of presentation	12 Months Ended
Jun. 30, 2023
Basis of presentation
Basis of presentation

3.    Basis of presentation

The accompanying consolidated financial statements have been prepared in accordance with International Financial Reporting Standards (“IFRS”) as issued by the International Accounting Standards Board (“IASB”), taking into account the interpretations of the International Financial Reporting Standards Interpretations Committee (“IFRIC”).

The accounting principles set out below, unless stated otherwise, have been applied consistently for all periods presented in the consolidated financial statements.

Mytheresa Group’s fiscal year ends June 30. All intercompany transactions are eliminated during the preparation of the consolidated financial statements.

The consolidated financial statements are presented in EUR (“EUR”) which is the Group’s functional currency.

The consolidated financial statements have been prepared on a historical cost basis, unless otherwise stated. All amounts presented are rounded to the nearest thousand except when otherwise indicated. Due to rounding, differences may arise when individual amounts or percentages are added together.

The consolidated financial statements are prepared under the assumption that the business will continue as a going concern. Management believes that Mytheresa Group has adequate resources to continue operations for the foreseeable future.